Cash and Cash Equivalents - Schedule of Functional Currency (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Hong Kong Dollar [Member]
Schedule of Functional Currency [Line Items]
Balances that are not denominated in the functional currency	$ 1	$ 82
Indonesia Rupiah [Member]
Schedule of Functional Currency [Line Items]
Balances that are not denominated in the functional currency	55	44
Euro [Member]
Schedule of Functional Currency [Line Items]
Balances that are not denominated in the functional currency	296	98
Singapore Dollar [Member]
Schedule of Functional Currency [Line Items]
Balances that are not denominated in the functional currency	$ 36	$ 18